Non-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Other Current Assets
Non-Financial Assets [Line Items]
Advance payment		₩ 147,784	₩ 156,073
Prepaid Expense	[1]	308,017	290,944
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights		437,562	93,749
Other quick assets	[2]	313,014	338,122
Miscellaneous Non-Financial Assets	[3]	750,576	431,871
Non-Financial Assets		1,206,377	878,888
Other Noncurrent Assets
Non-Financial Assets [Line Items]
Advance payment		2,694	160,628
Prepaid Expense	[1]	84,421	90,449
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights		0	0
Other quick assets	[2]	79,814	76,075
Miscellaneous Non-Financial Assets	[3]	79,814	76,075
Non-Financial Assets		₩ 166,929	₩ 327,152

[1]	Prepaid expenses of W4,353 million as of December 31, 2018 was recorded as right-of-assets as of December 31, 2019 due to change in accounting policy.
[2]	The Company recognized W92,128 million of its rights in connection with the securities of Orano Expansion as non-current non-financial assets as of December 31, 2018. The Company recognized an impairment loss of W87,023 million as it was determined that there is objective evidence of impairment related to its rights to equity interest in and loans to Orano Expansion for the year ended December 31, 2018. In addition, during the current year, the Company converted its loans with Orano Expansion into equity. The Company recognized an impairment loss of W49,201 million as it was determined that there is objective evidence of impairment related to the rights of equity interest in Orano Expansion.
[3]	Details of others as of December 31, 2018 and 2019 are as follows: